Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 212,807	$ 178,083
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	144,908	114,472
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,429	15,247
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40,125	45,841
More than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 11,346	$ 2,523